Earnings Per Share (Basic And Diluted) - Summary of Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of earnings per share [abstract]
Net income	R$ 396,860	R$ 209,215	R$ 1,080,484		R$ 461,440		R$ 413,874
Basic weighted average quantity of shares (1)	551,800	509,247	511,462		493,117		484,919
Basic earnings per share	R$ 0.7192	R$ 0.4108	R$ 2.1125	[1]	R$ 0.9358	[1]	R$ 0.8535	[1]
Share-based incentive program (1)(2)	4,096		248
Diluted weighted average quantity of shares	555,896	509,247	511,710		493,117		484,919
Diluted earnings per share	R$ 0.7139	R$ 0.4108	R$ 2.1115	[1]	R$ 0.9358	[1]	R$ 0.8535	[1]

[1]	The basic and diluted earnings per common share are in effect with the reverse share split occurred on November 30, 2019.